Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details) (USD $)	3 Months Ended	8 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Warrants, Beginning Balance	$ 518,465	$ 4,450,000	$ 1,085,714
Adjustment to fair value	2,419,323	3,931,535
Warrants, Ending Balance	2,937,788	518,465	1,085,714
Warrant [Member]
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Warrants, Beginning Balance	518,433	2,938,000
Adjustment to fair value	2,419,355	2,419,567
Warrants, Ending Balance	2,937,788	518,433
Conversion Feature [Member]
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Warrants, Beginning Balance	32	1,512,000
Adjustment to fair value	(32)	1,511,968
Warrants, Ending Balance	$ 0	$ 32